SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		0 Months Ended
	Mar. 07, 2013	Mar. 24, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 27, 2012 Company Officer	Jan. 31, 2013 Plato and Associates Note
Promissory notes, principal					$ 3,102,000			$ 10,000,000
Debt Interest rate					6.00%			6.00%
Warrants Issued								1,250,000
Exercise Price per share of warrants issued								3.20
Warrants Fair Value								1,700,000
Expected term								6 years
Expected Volatility								44.29%
Risk-free interest rate								0.88%
Expected dividend yield								0.00%
Proceeds from notes and loans payable				6,900,000	8,700,000	2,684,160		200,000
Gross expected proceeds from underwritten public offering of common stock	$ 50,000,000		$ 45,400,000
Options Granted							300,000
Term of options granted							10 years
Exercise price of options							$ 2.20
Options cancelled		5,000